Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HAMPTON ROADS BANKSHARES INC
Entity Central Index Key	0001143155
Document Type	10-K
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		170,265,150
Entity Public Float			$ 14,470,328